OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 10,047	$ 11,799
Provision for warranty costs	1,401	1,691
Government authorities	1,815	2,223
Accrued expenses	2,376	2,403
Advanced payments from customers	3,604	5,044
Hedging Liability	1,423	313
Other	198	231
Other accounts payable and accrued expenses	$ 20,864	$ 23,704